Income Taxes (Net Deferred Tax Liability) (Details) - CAD ($) $ in Millions	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Income Taxes [Abstract]
Deferred tax assets	$ 4	$ 4	$ 4
Deferred tax liabilities	(1,875)	(1,884)	(1,863)
Net deferred tax liability	$ (1,871)	$ (1,880)	$ (1,859)